Fair Value Measurement - Fair Value Measurements of Assets and Liabilities Measured at Fair Value Level 3 (Details) - Significant Unobservable Inputs (Level 3) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Fair value reconciliation
Level 3 investments as of January 1, 2021	¥ 216,221
Changes in fair value included in investment income (loss)	1,828
Foreign currency translation adjustments	(780)
Level 3 investments as of December 31, 2021	217,269
Changes in net unrealized gains included in investment income (loss) related to Level 3 investments still held as of December 31, 2021	¥ 4,593